TRADE RECEIVABLES - Additional Information (Details) $ in Millions	12 Months Ended
Dec. 31, 2023 USD ($)
Trade receivables | Credit risk | One Customer
Disclosure Of Financial Assets [Line Items]
Amount of trade receivables subject to concentration of credit risk	$ 100
Bottom of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	45 days
Top of Range
Disclosure Of Financial Assets [Line Items]
Credit period of trade receivables	60 days